Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Other Noncurrent Assets [Abstract]
Net defined benefit plan surpluses	$ 18	$ 30
Cash surrender value of life insurance policies	305	302
Equity method investments	155	167
Deferred commissions	71	8
Other non-current assets	37	98
Total other non-current assets	$ 586	$ 605